Segment Information - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total	$ 17,302,744	$ 17,631,489	$ 14,748,551
Europe [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	10,572,256	10,991,905	8,523,788
Asia [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	5,573,347	5,336,247	4,843,082
Americas [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 1,157,141	$ 1,303,337	$ 1,381,681